Other non-current assets (Details) $ in Thousands	1 Months Ended		12 Months Ended			14 Months Ended	54 Months Ended
	Aug. 31, 2021 USD ($) vessel tanker	Jul. 31, 2018 USD ($) equipment	Dec. 31, 2022 USD ($) tanker vessel	Dec. 31, 2021 USD ($) tanker vessel	Dec. 31, 2020 USD ($) vessel	Sep. 30, 2019 USD ($) tanker supplier	Dec. 31, 2022 USD ($) vessel tanker	Nov. 01, 2022 USD ($)	Apr. 30, 2020 tanker
Other non-current assets
Sellers credit on sale leaseback vessels			$ 11,430	$ 10,793			$ 11,430
Investment in dual fuel tanker joint venture			7,672	5,736			7,672
Capitalized loan fees			0	1,635			0
Other			3	47			3
Other non-current assets			$ 83,754	108,963			$ 83,754
Number of suppliers, scrubber installation | supplier						2
Number of tankers | vessel			1				1
Proportion of ownership interest in joint venture	50.00%
Distributions from dual fuel tanker joint venture			$ 493	1,525	$ 0
Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Consideration paid (received)	$ 6,700
Additional investment in joint venture								$ 1,750
Share of net income in joint venture			700	600
Distributions from dual fuel tanker joint venture			500	1,500
Other related parties | Scorpio LR2 Pool Limited
Other non-current assets
Non-current receivables due from related parties			25,500	35,700			$ 25,500
Other related parties | Scorpio MR Pool Limited
Other non-current assets
Non-current receivables due from related parties			22,000	25,200			22,000
Other related parties | Scorpio Handymax Tanker Pool Limited
Other non-current assets
Non-current receivables due from related parties			5,661	5,661			5,661
Other related parties | Scorpio LR1 Pool Limited
Other non-current assets
Non-current receivables due from related parties			0	6,600			0
Other related parties | Scorpio Pools
Other non-current assets
Non-current receivables due from related parties			53,161	73,161			53,161
Exhaust gas cleaning system
Other non-current assets
Deposits for exhaust gas cleaning system ('scrubbers')			$ 9,737	$ 15,840			$ 9,737
Number of tankers | tanker			6	1			6
Consideration paid						$ 146,600
Vessels
Other non-current assets
Number of tankers | vessel			113	131			113
Vessels | MR
Other non-current assets
Number of tankers | vessel					13
Vessels | Minority Interest in Portfolio Acquired, August 2021
Other non-current assets
Joint venture, sale of ships | vessel				2
Ballast water treatment systems
Other non-current assets
Consideration paid		$ 36,200
Number of pieces of equipment		55	4
Installation period of property, plant and equipment		5 years
Deposits for purchase of property, plant, and equipment and minority interest							$ 36,100
Amount reclassified to vessels							34,300
Aggregate difference in investment fair value between put and call option exercise prices			$ 600				600
Product tanker
Other non-current assets
Number of tankers | vessel	9			0	0
Product tanker | MR
Other non-current assets
Number of tankers | vessel	5
Long-term charter contracts, term	5 years
Product tanker | LR1
Other non-current assets
Number of tankers | vessel	4
STI Beryl, STI Le Rocher and STI Larvotto | Vessels
Other non-current assets
Sale leaseback transaction, deposit per vessel			4,350				4,350
Sale leaseback transaction, aggregate amount			13,100				13,100
Accretion of lease financed vessels			600	$ 600
Third Party Supplier
Other non-current assets
Portion of consideration attributable to minority interest		$ 1,800	1,800
Period after investment acquired for which put option is exercisable		1 year
Period after investment acquired for which call option is exercisable		2 years
Third Party Supplier | Ballast water treatment systems
Other non-current assets
Investment in BWTS supplier			$ 1,751	$ 1,751			$ 1,751
Postpone installation of scrubbers | Vessels
Other non-current assets
Number of tankers | tanker									19
Scrubbers | Vessels
Other non-current assets
Number of tankers | tanker						98
Installation of scrubbers | Vessels
Other non-current assets
Number of tankers | tanker	6
Installation of scrubbers, LR1 | Vessels
Other non-current assets
Number of tankers | tanker	5